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                                 FORM N-SAR-U
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /     /   (a)

          or fiscal year ending: 12/31/12  (b)

Is this a transition report? (Y/N) ____N____

Is this an amendment to a previous filing? (Y/N) ____N____

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A.  Registrant Name:  Annuity Investors Variable Account A

    B. File Number:  811-07299

    C. Telephone Number:  (513) 357-3300

2. A.  Street:  301 E. 4th Street

    B. City:  Cincinnati          C.  State:  OH           D.  Zip Code:  45202

    E. Foreign Country:                      Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)
   ____________________N____________________

4. Is this the last filing on this form by Registrant? (Y/N)
   ____________________ N____________________

5. Is Registrant a small business investment company (SBIC)?
   (Y/N) _______________ N_______________
    [if answer is "Y" (Yes) complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)
   _____________________ Y ______________________
    [if answer is "Y" (Yes) complete only items 111 through 133.]

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                                              If filing more than one
                                              Page 47, "X" box:              [_]

For period ending __12/31/12__

File number 811-07299

UNIT INVESTMENT TRUSTS

111. A.   [/]  Depositor
     Name:_______________________________________________________________

     B.  [/]  File Number (If any): ____________________

     C.  [/]  City: ________________ State: _____ Zip Code: ____ Zip Ext.: _____

         [/]  Foreign Country: ______________
         Foreign Postal Code: ___________

111. A.   [/]  Depositor
     Name:_______________________________________________________________

     B.  [/]  File Number (If any): ____________________

     C.  [/]  City: ________________ State: _____ Zip Code: ____ Zip Ext.: _____

         [/]  Foreign Country: ______________
         Foreign Postal Code: ____________

112. A.   [/]  Sponsor
     Name:_________________________________________________________________

     B.  [/]  File Number (If any): ____________________

     C.  [/]  City: ________________ State: _____ Zip Code: ____ Zip Ext.: _____

         [/]  Foreign Country: ______________
         Foreign Postal Code: ____________

112. A.    [/]  Sponsor
     Name:________________________________________________________________

     B.  [/]  File Number (If any): ____________________

     C.  [/]  City: ________________ State: _____ Zip Code: ____ Zip Ext.: _____

         [/]  Foreign Country: ______________
         Foreign Postal Code: ____________

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                                              If filing more than one
                                              Page 48, "X" box:              [_]

For period ending __12/31/12__

File number 811-07299

113. A.   [/]  Trustee
     Name:_________________________________________________________________

     B.  [/]  City: ________________ State: _____ Zip Code: ____ Zip Ext.: _____

         [/]  Foreign Country: ______________
         Foreign Postal Code: ____________

113. A.   [/]  Trustee
     Name:_________________________________________________________________

     B.  [/]  City: ________________ State: _____ Zip Code: ____ Zip Ext.: _____

         [/]  Foreign Country: ______________
         Foreign Postal Code: ____________

114. A.   [/]  Principal Underwriter
     Name:______________________________________________________

     B.  [/]  File Number (If any): ____________________

     C.  [/]  City: ________________ State: _____ Zip Code: ____ Zip Ext.: _____

         [/]  Foreign Country: ______________
         Foreign Postal Code: ____________

114. A.   [/]  Principal Underwriter
     Name:______________________________________________________

     B.  [/]  File Number: 8-____________________

     C.  [/]  City: ________________ State: _____ Zip Code: ____ Zip Ext.: _____

         [/]  Foreign Country: ______________
         Foreign Postal Code: ____________

115. A.   [/]  Independent Public Accountant
     Name:______________________________________________

     B.  [/]  City: ________________ State: _____ Zip Code: ____ Zip Ext.: _____

         [/]  Foreign Country: ______________
         Foreign Postal Code: ____________

115. A.   [/]  Independent Public Accountant
     Name:______________________________________________

     B.  [/]  City: ________________ State: _____ Zip Code: ____ Zip Ext.: _____

         [/]  Foreign Country: ______________
         Foreign Postal Code: ____________

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                                              If filing more than one
                                              Page 49, "X" box:              [_]

For period ending __12/31/12__

File number 811-07299

116.Family of investment companies information:

     A.  [/] Is Registrant part of a family of investment companies (Y/N)
                                                      --------------------------
                                                                 Y/N
     B.  [/] Identify the family in 10 letters:

           ---------------------------------------------------------------------
          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.A.   [/] Is Registrant a separate account of an insurance company? (Y/N)
                                                        ------------------------
                                                                  Y/N
          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [/] Variable annuity contracts? (Y/N)
                                     -------------------------------------------
                                                        Y/N
     C.  [/] Scheduled premium variable life contracts? (Y/N)
                                               ---------------------------------
                                                             Y/N
     D.  [/] Flexible premium variable life contracts? (Y/N)
                                             -----------------------------------
                                                            Y/N
     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)
                                                                       ---------
                                                                         Y/N

118.[/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 __

119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period __

120.[/] State the Total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $__________

121.[/] State the number of series for which a current prospectus was in existence at end of the period __

122.[/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period __

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                                              If filing more than one
                                              Page 50, "X" box:              [_]

For period ending __12/31/12__

File number 811-07299

123.[/] State the total value of the additional units considered in answering item 122 ($000's omitted) $________

124.[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $________

125.[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $________

126.Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000's omitted) $__0__

127.List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                            Number of                       Total Income
                                                             Series        Total Assets     Distribution
                                                            Investing    ($000's omitted) ($000's omitted)
                                                            ---------    ---------------- ----------------
A. U.S. Treasury direct issue_____________________________  ---------        --------        ---------
B. U.S. Government Agency_________________________________  ---------        --------        ---------
C. State and municipal tax-free___________________________  ---------        --------        ---------
D. Public utility debt____________________________________  ---------        --------        ---------
E. Brokers or dealers debt or debt of brokers' or dealers'
   parent_________________________________________________  ---------        --------        ---------
F. All other corporate intermed. & long-term debt_________  ---------        --------        ---------
G. All other corporate short-term debt____________________  ---------        --------        ---------
H. Equity securities of brokers or dealers or parents of
   brokers or dealers_____________________________________  ---------        --------        ---------
I. Investment company equity securities___________________          1        $103,803        $       0
                                                            ---------        --------        ---------
J. All other equity securities____________________________                   $               $
                                                            ---------        --------        ---------
K. Other securities_______________________________________                   $               $
                                                            ---------        --------        ---------
L. Total assets of all series of registrant_______________          1        $103,803        $       0
                                                            ---------        --------        ---------

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                                              If filing more than one
                                              Page 51, "X" box:              [_]

For period ending __12/31/12__

File number 811-07299

128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

    ----------------------------------------------------------------------------
                                      Y/N
    [If answer is "N" (No), go to item 131.]

129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the and of the current period? (Y/N)_______________________________________________
                                                        Y/N
    [If answer is "N" (No), go to item 131.]

130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) _______________________________
                                                                Y/N

131.[/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $__ 0__

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

        811-        ----      811-  --       811-  ----      811-  ----      811-  ----

        811-        -         811-  -        811-  -         811-  -         811-  -

        811-        ----      811-  ----     811-  ----      811-  ----      811-  ----

        811-        -         811-  -        811-  -         811-  -         811-  -

        811-        -         811-  -        811-  -         811-  -         811-  -

        811-        -         811-  -        811-  -         811-  -         811-  -

        811-        -         811-  -        811-  -         811-  -         811-  -

        811-        -         811-  -        811-  -         811-  -         811-  -

        811-        -         811-  -        811-  -         811-  -         811-  -

        811-        -         811-  -        811-  -         811-  -         811-  -

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This report is signed on behalf of the depositor in the

City of Cincinnati and State of Ohio on the 13th of February, 2013.

Annuity Investors Life Insurance Company (Depositor)

        /s/ Christopher P. Miliano                  /s/ John P. Gruber
By:     --------------------------------  Witness:  ----------------------
Name:   Christopher P. Miliano            Name:     John P. Gruber
Title:  Treasurer                         Title:    Senior Vice President